Intangible Assets, Net (Details 1)	Dec. 31, 2017 USD ($)
For Years Ended [Abstract]
2018	$ 365,340
2019	365,340
2020	365,340
2021	365,340
2022	365,340
2023 and thereafter	1,871,869
Total	$ 3,698,569